FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9 :-	FAIR VALUE MEASUREMENTS

As of June 30, 2025, and December 31, 2024, the Company did not have any derivative instruments, measured at fair value on a recurring or nonrecurring basis.  The Company's financial instruments on June 30, 2025, and December 31, 2024, consisted of cash and cash equivalents, short-term bank deposits, trade and other accounts receivable, other current assets and trade and other payables. The carrying amounts of the financial instruments, approximate fair value due to their short maturity.